Corporate Information - Summary of Reorganization - Additional Information (Detail)	Mar. 14, 2019 Subsidiaries	Apr. 01, 2019 shares	Mar. 18, 2019 shares
AMTD Group And Transferred Entities [Member]
Disclosure of subsidiaries [line items]
Percentage of equity transferred			100.00%
AMTD Group And Transferred Entities [Member] | Class B Ordinary Shares [Member]
Disclosure of subsidiaries [line items]
Newly issued Shares			199,990,000
AMTD ISG [Member] | Class B Ordinary Shares [Member]
Disclosure of subsidiaries [line items]
Newly issued Shares			199,990,000
AMTD IHG [Member]
Disclosure of subsidiaries [line items]
Percentage of equity transferred		100.00%
AMTD IHG [Member] | Class B Ordinary Shares [Member]
Disclosure of subsidiaries [line items]
Newly issued Shares		1
VIRGIN ISLANDS, BRITISH [member]
Disclosure of subsidiaries [line items]
Number of subsidiaries incorporated | Subsidiaries	4